General, Administrative and Other Operating Expenses - Schedule of General, Administrative and Other Operating Expenses (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
General and Administrative Expense [Abstract]
Personnel and social contributions	$ 224,263		$ 272,441		$ 301,623
Office expenses	41,389		45,536		43,787
Depreciation	21,599		40,570		22,178
Fines, penalties	21,538		17,615		9,977
Audit and consulting services	14,436		19,769		24,975
Consumables	13,731		23,068		16,974
Social expenses	13,687		15,356		20,997
Banking charges and services	6,860		17,083		17,098
Rent	6,834		11,515		10,301
Business trips	4,016		5,982		7,593
Disposals of property, plant and equipment	1,709		4,907		(4,663)
Insurance	2,466		2,991		5,400
Mitigation of accidents consequences	1,199		5,504		4,388
Other	18,879		27,768		26,193
Total general, administrative and other operating expenses, net	$ 392,606	[1]	$ 510,105	[1]	$ 506,821	[1]

[1]	See Note 22